Nature of Operations and Reorganization - Contractual agreements with the VIE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	¥ 142,511	¥ 96,965
Restricted cash	100
Short-term investments	42,270	119,140
Accounts receivable, net	197,528	180,161
Receivables due from related parties	858	3,630
Prepayments and other current assets	16,159	42,612
Non-current assets:
Property and equipment, net	2,428	3,159
Intangible assets, net	1,249	808
Long-term investments, net	137,357	41,442
Operating lease right-of-use assets, net	30,911	13,818
Total assets	571,371	501,735
Current liabilities:
Accounts payable	53,465	56,266
Salary and welfare payables	52,204	55,788
Taxes payable	10,874	12,836
Deferred revenue	24,575	28,863
Amounts due to related parties	312	1,328
Accrued liabilities and other payables	27,606	17,501
Short-term bank loan	9,950	5,000
Operating lease liabilities	31,293	16,302
Non-current liabilities:
Operating lease liabilities	15,093	586
Other non-current liabilities	615
Total liabilities	225,987	194,470
Cash flows from operating activities:
Revenues	322,497	316,779	¥ 386,764
Cost of revenues	(137,848)	(128,844)	(261,372)
Gross Profit	184,649	187,935	125,392
Operating expenses	229,186	282,041	392,710
Loss from operations	(44,537)	(94,106)	(267,318)
Gain on disposal of a subsidiary	38,019
Share of loss/(income) from equity method investments	(51)	5,473	23,502
Long-term investment income/(loss), net	15,964
Short-term investment income	1,999	2,485	1,859
Others, net	8,055	3,283	3,280
Income/(loss) before income tax	22,998	(90,507)	(275,578)
Income tax expense	361	102	3,764
Net income/(loss)	22,637	(90,609)	(279,342)
Net cash (used in)/provided by operating activities	(4,989)	194,961	(17,125)
Cash flows from investing activities:
Net cash (used in)/provided by investing activities	43,311	(157,997)	(64,289)
Cash flows from financing activities:
Proceeds from initial public offering, net of issuance costs			(21,617)
Share repurchase		(5,780)	(11,748)
Net cash provided by/(used in) financing activities	5,124	(23)	(32,837)
Effect of exchange rate changes on cash, and cash equivalents held in foreign currencies	2,200	(822)	(2,780)
Net increase/(decrease) in cash, cash equivalents and restricted cash	45,646	36,119	(117,031)
Cash, cash equivalents and restricted cash at beginning of the year	96,965	60,846	177,877
Cash, cash equivalents and restricted cash at end of the year	142,611	96,965	60,846
VIEs
Current assets:
Cash and cash equivalents	101,659	42,047
Restricted cash	100
Short-term investments	22,247	99,017
Accounts receivable, net	197,503	179,986
Amounts due from the Company and its subsidiaries	16,361	16,137
Receivables due from related parties	804	3,620
Prepayments and other current assets	15,913	42,312
Non-current assets:
Property and equipment, net	2,428	3,157
Intangible assets, net	1,249	808
Long-term investments, net	126,434	30,976
Operating lease right-of-use assets, net	30,911	13,818
Total assets	515,609	431,878
Current liabilities:
Accounts payable	53,465	56,069
Salary and welfare payables	33,998	37,631
Taxes payable	6,844	11,311
Deferred revenue	24,575	28,863
Amounts due to the Company and its subsidiaries	155,818	143,331
Amounts due to related parties	312	1,328
Accrued liabilities and other payables	23,185	12,621
Short-term bank loan	9,950	5,000
Operating lease liabilities	31,293	16,302
Non-current liabilities:
Operating lease liabilities	15,093	586
Other non-current liabilities	615	0
Total liabilities	355,148	313,042
Cash flows from operating activities:
Cost of revenues	(211,698)	(147,654)	(282,772)
Gross Profit	108,828	169,003	104,089
Operating expenses	(131,984)	(190,249)	(284,163)
Loss from operations	(23,156)	(21,246)	(180,074)
Gain on disposal of a subsidiary	38,019
Share of loss/(income) from equity method investments	523	26
Long-term investment income/(loss), net	15,964
Short-term investment income	1,262	1,768	1,416
Others, net	9,402	5,602	12,021
Income/(loss) before income tax	42,014	(13,850)	(166,637)
Income tax expense	(361)	(111)	(3,814)
Net income/(loss)	41,653	(13,961)	(170,451)
Net cash (used in)/provided by operating activities	77,322	266,927	57,273
Cash flows from investing activities:
Purchase of short-term investments	(417,490)	(571,110)	(504,571)
Proceeds from maturities of short-term investments	494,709	594,927	423,937
Investment in long-term investments	(38,970)	(30,950)
Loan paid to inter-company entities		(5,000)	(150)
Loan collected from related parties	2,000
Loan collected from inter-company entities	100	5,000
Cash received from customer in relation to advertisement agent services	70,208	26,295
Cash paid on behalf of the customer in relation to advertisement agent services	(64,054)	(179,036)
Others	(3,361)	(4,180)	(2,777)
Net cash (used in)/provided by investing activities	43,142	(164,054)	(83,561)
Cash flows from financing activities:
Proceeds from initial public offering, net of issuance costs			(6,000)
Capital injection from noncontrolling interest shareholders	174	750	520
Proceeds from loans provided by inter-company entities		25,010	35,910
Repayments of loans provided by inter-company entities	(65,876)	(103,080)	(5,000)
Others	4,950	5,000	(19)
Net cash provided by/(used in) financing activities	(60,752)	(72,320)	25,411
Net increase/(decrease) in cash, cash equivalents and restricted cash	59,712	30,553	(877)
Cash, cash equivalents and restricted cash at beginning of the year	42,047	11,494	12,371
Cash, cash equivalents and restricted cash at end of the year	101,759	42,047	11,494
VIEs | Inter-company revenues
Cash flows from operating activities:
Revenues		25
VIEs | Third-party revenues
Cash flows from operating activities:
Revenues	¥ 320,526	¥ 316,632	¥ 386,861